April 24, 2008
THE DREYFUS/LAUREL FUNDS TRUST DREYFUS PREMIER LIMITED TERM HIGH YIELD FUND
SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2007

Effective April 24, 2008, the following information supersedes and replaces the information in the fourth paragraph contained in the section in the Fund’s Prospectus entitled “Management-Investment Adviser.”

The fund is managed by Karen Bater. Ms. Bater has been a primary portfolio manager of the fund and employed by Dreyfus since July 2007. She is Director of high yield strategies at Standish Mellon Asset Management Company, LLC (Standish Mellon), an affiliate of Dreyfus, and is responsible for managing Standish Mellon’s high yield portfolios. Ms. Bater joined Standish Mellon in July 2007. Prior to joining Standish Mellon, Ms. Bater led the high yield portfolio management team at NWD Investments since May 2000.

April 24, 2008
THE DREYFUS/LAUREL FUNDS TRUST DREYFUS PREMIER LIMITED TERM HIGH YIELD FUND

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2007

     Effective April 24, 2008, the following information supersedes and replaces any contrary information contained in the section in the Fund’s Statement of Additional Information entitled “Management Arrangements.”

     Effective April 24, 2008, Karen Bater, Chris Barris and James Gaul are the portfolio managers for the Fund. Messrs. Barris and Gaul and Ms. Bater are dual employees of Dreyfus and Standish Mellon Asset Management Company LLC, an affiliate of Dreyfus.

April 24, 2008

THE DREYFUS/LAUREL FUNDS TRUST
DREYFUS PREMIER GLOBAL EQUITY INCOME FUND

Supplement to Statement of Additional Information
Dated March 1, 2008

     Effective April 24, 2008, the following information supersedes and replaces any contrary information contained in the section in the Fund’s Statement of Additional Information entitled “Management Arrangements.”

     Dreyfus Premier Global Equity Income Fund’s portfolio managers are James Harries and Paul Markham, each of whom is employed by Newton Capital Management Limited, the Fund’s sub-investment adviser and an affiliate of Dreyfus.